Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Rental	$ 453,467	$ 424,236	$ 476,122
Operating expense reimbursement	143,269	129,558	162,522
Development service fee income	73,224	82,673	12,941
Total revenue	669,960	636,467	651,585
EXPENSE
Rental property	56,543	52,336	83,906
Real estate taxes	90,047	81,824	91,829
General and administrative	53,734	56,101	62,963
Other operating expense	11,994	6,167	5,017
Interest expense	87,642	82,180	102,958
Loss on debt extinguishment	0	49	27,099
Depreciation and amortization	161,881	156,085	185,778
Development service fee expense	134,825	85,805	12,165
Impairment - real estate assets	32,431	3,946	3,879
Total expense	629,097	524,493	575,594
Interest and other income	12,285	8,116	14,054
Gain on property dispositions	81,514	100,387	219,270
Income taxes	(7,258)	(1,893)	(1,874)
Equity in earnings of unconsolidated joint ventures	21,382	17,155	21,970
Income from continuing operations	148,786	235,739	329,411
Discontinued operations (including net gain of $303.2 million and $14.6 million on property dispositions for the years ended December 31, 2018 and 2017, respectively)	343,817	54,306	36,734
Net income	492,603	290,045	366,145
Noncontrolling interest – operating partnership	(11,886)	(7,224)	(9,070)
Noncontrolling interest – consolidated joint ventures	(1,110)	(481)	(258)
Income available to common shareholders	479,607	282,340	356,817
Comprehensive income attributable to common shareholders
Net income	492,603	290,045	366,145
Other comprehensive (loss) income - foreign currency translation	(14,161)	18,066	(34,744)
Other comprehensive (loss) income - derivative instruments	(3,700)	605	410
Other comprehensive (loss) income	(17,861)	18,671	(34,334)
Total comprehensive income	474,742	308,716	331,811
Less: comprehensive income attributable to noncontrolling interest	(12,581)	(8,142)	(8,519)
Comprehensive income attributable to common shareholders	$ 462,161	$ 300,574	$ 323,292
Basic:
Income from continuing operations (USD per share/unit)	$ 0.98	$ 1.56	$ 2.20
Income from discontinued operations (USD per share/unit)	2.28	0.36	0.24
Income per common share - basic (USD per share/unit)	3.26	1.92	2.44
Diluted:
Income from continuing operations (USD per share/unit)	0.97	1.55	2.19
Income from discontinued operations (USD per share/unit)	2.27	0.36	0.24
Income per common share - diluted (USD per share/unit)	$ 3.24	$ 1.91	$ 2.43
Weighted average number of common shares outstanding
Basic (shares)	147,275	146,742	146,204
Diluted (shares)	148,221	147,541	146,889
Amounts attributable to common shareholders
Income from continuing operations	$ 144,296	$ 229,816	$ 321,197
Discontinued operations	335,311	52,524	35,620
Income available to common shareholders	479,607	282,340	356,817
Liberty Property Limited Partnership
REVENUE
Rental	453,467	424,236	476,122
Operating expense reimbursement	143,269	129,558	162,522
Development service fee income	73,224	82,673	12,941
Total revenue	669,960	636,467	651,585
EXPENSE
Rental property	56,543	52,336	83,906
Real estate taxes	90,047	81,824	91,829
General and administrative	53,734	56,101	62,963
Other operating expense	11,994	6,167	5,017
Interest expense	87,642	82,180	102,958
Loss on debt extinguishment	0	49	27,099
Depreciation and amortization	161,881	156,085	185,778
Development service fee expense	134,825	85,805	12,165
Impairment - real estate assets	32,431	3,946	3,879
Total expense	629,097	524,493	575,594
Interest and other income	12,285	8,116	14,054
Gain on property dispositions	81,514	100,387	219,270
Income taxes	(7,258)	(1,893)	(1,874)
Equity in earnings of unconsolidated joint ventures	21,382	17,155	21,970
Income from continuing operations	148,786	235,739	329,411
Discontinued operations (including net gain of $303.2 million and $14.6 million on property dispositions for the years ended December 31, 2018 and 2017, respectively)	343,817	54,306	36,734
Net income	492,603	290,045	366,145
Noncontrolling interest – consolidated joint ventures	(1,110)	(481)	(258)
Preferred unit distributions	(472)	(472)	(472)
Income available to common shareholders	491,021	289,092	365,415
Comprehensive income attributable to common shareholders
Net income	492,603	290,045	366,145
Other comprehensive (loss) income - foreign currency translation	(14,161)	18,066	(34,744)
Other comprehensive (loss) income - derivative instruments	(3,700)	605	410
Other comprehensive (loss) income	(17,861)	18,671	(34,334)
Total comprehensive income	$ 474,742	$ 308,716	$ 331,811
Basic:
Income from continuing operations (USD per share/unit)	$ 0.98	$ 1.56	$ 2.20
Income from discontinued operations (USD per share/unit)	2.28	0.36	0.24
Income per common share - basic (USD per share/unit)	3.26	1.92	2.44
Diluted:
Income from continuing operations (USD per share/unit)	0.97	1.55	2.19
Income from discontinued operations (USD per share/unit)	2.27	0.36	0.24
Income per common share - diluted (USD per share/unit)	$ 3.24	$ 1.91	$ 2.43
Weighted average number of common shares outstanding
Basic (shares)	150,795	150,270	149,740
Diluted (shares)	151,741	151,069	150,425
Amounts attributable to common shareholders
Income from continuing operations	$ 148,171	$ 235,769	$ 329,411
Income available to common shareholders	491,021	289,092	365,415
Net income allocated to general partners	479,607	282,340	356,817
Net income allocated to limited partners	$ 11,886	$ 7,224	$ 9,070